SELLING, GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES
Schedule of selling, general and administrative expenses

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB

Variable lease payments, low-value and short-term lease payment	1,858	2,683	2,393
Auditor’s remuneration:
- Audit services	70	73	59
- Others	6	8	8